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                              AMERICAN EAGLE FUNDS




                           AMERICAN EAGLE FUNDS, INC.



                    AMERICAN EAGLE CAPITAL APPRECIATION FUND
                           AMERICAN EAGLE TWENTY FUND




                                  ANNUAL REPORT




                                DECEMBER 31, 2000

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The Year 2000 most likely marked the end of one of the longest periods of economic expansion in U.S. history. To the generation of investors who entered the markets for the first time in the 1990s, the year was particularly unsettling. Not only did the markets lose considerable ground, they did so in an extremely volatile fashion. The NASDAQ, for instance, experienced its most turbulent year on record. Of the 252 trading days during the year, the NASDAQ gained or lost 2% or more from the previous day's close on 135 days, and 5% or more on 27 days. Swings of 10% or more, historically more common during a calendar quarter, occurred on a monthly, weekly, even a daily basis during 2000. This instability has prompted asset managers and investors alike to adjust their investment paradigms and has tempered the popular perception of ever-increasing equity prices.

While many factors contributed to the economic malaise, a general decline in corporate profits was one of the major factors that weakened the markets in 2000. The robust bottom lines that pushed the markets higher in 1999 and the first part of 2000, were quickly replaced with disappointing earnings reports. Although corporate profits moderated a bit in the second half of the year, they have deteriorated sharply ever since. These developments, coupled with a market priced to perfection (particularly for growth stocks and NASDAQ technology issues), caused the NASDAQ to experience one of its worst years in the 20th century. When all the dust settled, the NASDAQ lost over 39% and the S&P 500 lost over 9% for the year.

In addition to the substantial number of corporations that struggled to turn a profit during 2000, consumers fought battles of their own. The highest energy prices in the past ten years continue to erode the purchasing power of those individuals who fall below the median income level. Similarly, substantial decreases in equity prices continue to sap the net worth of those individuals who fall above the median income level. Given these forces, it is no surprise that the consumer confidence level has started to diminish.

Confronted with the possibility of the first recession in a decade, many individuals and the media are anxiously awaiting further interest rate cuts by the Federal Reserve Board. Since the current economy is substantially weaker than in the recent past, however, future interest rate moves by the Fed likely will be less effective than they have been in the past several years.

It is our belief that fiscal policy is more critical than monetary policy to economic recovery. Large tax cuts, rather than further interest rate cuts, will better help individuals cope with high energy prices and should help restore general economic confidence. Over the next several months, then, serious attention should shift to the White House and to Congress to see whether or not President Bush can deliver the tax cuts he has outlined.

Notwithstanding the grim economic news outlined above, the American Eagle Funds performed well during the year. A unique set of circumstances, however, laid the foundation for much of these gains. The strong performance of both of the American Eagle Funds is largely a result of each Fund's relatively small asset size. Each Fund has invested in initial public offerings (IPOs) and index futures contracts that can have a greater impact on each Fund's performance while the Funds are small in size. Each Fund's small size helps enable it to move more quickly into and out of certain investments. This liquidity, combined with a volatile equity market, can afford each Fund with the potential for investment gains. There is no assurance that the Funds' future investments will result in the same level of performance. As each Fund grows in size such investments will likely have a smaller impact on performance, making it unlikely that each Fund will replicate its historical investment returns.


AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks long-term capital appreciation by utilizing an aggressive, yet flexible, investment approach. The Fund intends to maintain a core portfolio of 30 to 50 stocks of primarily American growth companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

During the year, the Fund held significant portions of its portfolio in the following sectors: computer hardware and software, telecommunications, medical devices/drugs and Internet technology. The returns for the year ending December 31, 2000 for the American Eagle Capital Appreciation Fund and its comparable benchmarks are stated below:

                                                                SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1-YEAR        INCEPTION*
----------------------------                    ------        ----------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND                              84.67%          83.75%
Lipper Capital Appreciation Fund Index         (12.93)%        (12.08)%
Standard & Poor's 500 Index                     (9.10)%         (8.78)%

*The Fund commenced operations on December 30, 1999.

LETTER TO SHAREHOLDERS (concluded)


AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated portfolio of at least 20 stocks. These stocks are picked across several American growth sectors, from companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

During the year, the Fund invested mainly in the following sectors: telecommunications, medical devices/drugs, computer software and Internet technology. The returns for the year ended December 31, 2000 for the American Eagle Twenty Fund and its comparable benchmarks are stated below:

                                                               SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1-YEAR       INCEPTION*
----------------------------                    ------       ----------
AMERICAN EAGLE TWENTY FUND                      49.66%         49.16%
Lipper Capital Appreciation Fund Index         (12.93)%       (12.08)%
Standard & Poor's 500 Index                     (9.10)%        (8.78)%

*The Fund commenced operations on December 30, 1999.


AMERICAN EAGLE LARGE-CAP GROWTH FUND

I would like to take this opportunity to introduce the newest fund within the American Eagle family -- American Eagle Large-Cap Growth Fund. This Fund commenced operations on December 29, 2000. The Fund's investment objective is long-term capital appreciation. The Fund intends to maintain a core portfolio of 30 to 50 stocks of primarily large-cap American growth companies. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns. Please call the Funds at (800) 335-0333 if you would like more information or if you need a prospectus and application.

Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

JUNDT ASSOCIATES' APPROACH TO INVESTING: CAPITAL APPRECIATION FUND

     JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Capital Appreciation Fund's investment objective is to provide capital appreciation by utilizing an aggressive yet very flexible investment program. The Fund intends to maintain a core portfolio of 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Capital Appreciation Fund to achieve its objective. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                             Computer Hardware    6.1%

                    Computer Services/Software    7.9%

                                        Energy    1.1%

                           Healthcare Services    2.4%

                             Interactive Media    8.0%

                           Internet Technology    5.4%

                         Medical Devices/Drugs   12.2%

                                 Miscellaneous    3.1%

                                   Restaurants    3.4%

                                        Retail    2.6%

             Telecommunications Infrastructure    9.5%

           Wireless/Telecommunication Services   11.5%

              Short-Term Security/Other assets
                      in excess of liabilities   26.8%

PERFORMANCE DATA: AMERICAN EAGLE CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

               AMERICAN                               LIPPER CAPITAL
             EAGLE CAPITAL          RUSSELL 1000       APPRECIATION
          APPRECIATION FUND(1)    GROWTH INDEX(2)     FUND INDEX(3)

12/31/00       $18,467                $7,756              $8,707


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2000)
       ------------------------------------------------------------------
      --------------------------------------------------------------------
                                                                 SINCE
                                                   1-YEAR     INCEPTION(4)
      --------------------------------------------------------------------
       AMERICAN EAGLE CAPITAL APPRECIATION FUND     84.67%       83.75%
      --------------------------------------------------------------------
       RUSSELL 1000 GROWTH INDEX                   (22.42)      (22.14)
      --------------------------------------------------------------------
       LIPPER CAPITAL APPRECIATION FUND INDEX      (12.93)      (12.08)
      --------------------------------------------------------------------


(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for the index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                         Number of Shares              Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (6.1%)
-------------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                          15,800        $   456,941        $   353,525
   Sun Microsystems, Inc. (b)                                     6,200            208,088            172,825
   Texas Instruments Incorporated (d)                             5,600            219,684            265,300
                                                                              -------------------------------
                                                                                   884,713            791,650
                                                                              -------------------------------
COMPUTER SERVICES/SOFTWARE (7.9%)
-------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                                     59,400          1,069,200            446,428
   Microsoft Corporation (b)                                     13,500            801,160            585,562
                                                                              -------------------------------
                                                                                 1,870,360          1,031,990
                                                                              -------------------------------
ENERGY (1.1%)
-------------------------------------------------------------------------------------------------------------
   Schlumberger Limited                                           1,800            142,409            143,887
                                                                              -------------------------------
                                                                                   142,409            143,887
                                                                              -------------------------------
HEALTHCARE SERVICES (2.4%)
-------------------------------------------------------------------------------------------------------------
   Schering-Plough Corporation                                    5,500            189,452            312,125
                                                                              -------------------------------
                                                                                   189,452            312,125
                                                                              -------------------------------
INTERACTIVE MEDIA (8.0%)
-------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)              9,700            358,900            220,675
   General Motors Corporation - Class H (b)                      35,800            861,105            823,400
                                                                              -------------------------------
                                                                                 1,220,005          1,044,075
                                                                              -------------------------------
INTERNET TECHNOLOGY (5.4%)
-------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                      16,600            907,564            577,680
   StarMedia Network, Inc. (b)                                   65,000            475,170            122,891
                                                                              -------------------------------
                                                                                 1,382,734            700,571
                                                                              -------------------------------
MEDICAL DEVICES/DRUGS (12.2%)
-------------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                                 2,900            192,306            185,419
   Biogen, Inc. (b)(d)                                            8,000            552,450            480,500
   Pharmacia Corporation                                         15,200            561,726            927,200
                                                                              -------------------------------
                                                                                 1,306,482          1,593,119
                                                                              -------------------------------
MISCELLANEOUS (3.1%)
-------------------------------------------------------------------------------------------------------------
   Eden Bioscience Corporation (b)                               13,500            401,625            404,156
                                                                              -------------------------------
                                                                                   401,625            404,156
                                                                              -------------------------------
RESTAURANTS (3.4%)
-------------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                     10,000            347,635            442,500
                                                                              -------------------------------
                                                                                   347,635            442,500
                                                                              -------------------------------
RETAIL (2.6%)
-------------------------------------------------------------------------------------------------------------
   Target Corporation                                            10,600            256,352            341,850
                                                                              -------------------------------
                                                                                   256,352            341,850
                                                                              -------------------------------


See notes to schedule of investments.                                          5

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                      Number of Shares               Cost   Market Value (a)
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (9.5%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)(d)                                 25,400        $   470,632        $   439,737
   Corning Incorporated                                        5,100            321,962            269,344
   Crown Castle International Corporation (b)                 13,200            390,440            357,225
   Global TeleSystems, Inc. (b)                              204,800            476,310            166,400
                                                                           -------------------------------
                                                                              1,659,344          1,232,706
                                                                           -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (11.5%)
----------------------------------------------------------------------------------------------------------
   Gemstar-TV Guide International, Inc. (b)                    9,300            499,341            428,963
   Nextel Communications Inc. - A (b)                         13,200            446,715            326,700
   VoiceStream Wireless Corporation (b)                        5,300            781,810            533,313
   XM Satellite Radio Holdings Inc. - Class A (b)             13,300            383,543            213,631
                                                                           -------------------------------
                                                                              2,111,409          1,502,607
                                                                           -------------------------------
TOTAL COMMON STOCKS (73.2%)                                                  11,772,520          9,541,236
                                                                           ===============================


6                                          See notes to schedule of investments.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                      Principal Amount               Cost   Market Value (a)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (24.9%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A.
   4.25% acquired on 12/29/00 and due 1/2/01 with
   proceeds of $3,251,535 collateralized by $556,582
   FHLMC, 8.281%, due 9/1/24, value including accrued
   interest, $560,147 and by $2,693,418 GNMA, 6.50%,
   due 8/15/11, value including accrued interest,
   $2,707,180.                                            $3,250,000        $ 3,250,000        $ 3,250,000
                                                                           -------------------------------

TOTAL SHORT-TERM SECURITIES (24.9%)                                           3,250,000          3,250,000
                                                                           ===============================
   Total investments in securities (98.1%)                                  $15,022,520(c)      12,791,236
                                                                           ============
   Other assets in excess of liabilities (1.9%)                                                    253,033
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $13,044,269
                                                                                              ============

 Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $15,237,679. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        --------------------------------------------------------
        Gross unrealized appreciation               $    734,650
        Gross unrealized depreciation                 (3,181,093)
                                                    ------------
        Net unrealized depreciation                 $ (2,446,443)
        --------------------------------------------------------

    (d) Securities pledged, with a market value of $1,185,537, as collateral for short sales entered into as of December 31, 2000:

        SHARES                ISSUE                 MARKET VALUE
        --------------------------------------------------------
         2,000     Pharmacia Corporation              $122,000
         5,500     Schering-Plough Corporation         312,125
        10,600     Target Corporation                  341,850
        --------------------------------------------------------
        Total (Proceeds - $783,386)                   $775,975
        --------------------------------------------------------

        Short futures contracts entered into as of December 31, 2000:

                                         MARKET     UNREALIZED
        CONTRACTS        ISSUE           VALUE     APPRECIATION
        --------------------------------------------------------
        20        S&P 500 - Mar 2001   $6,675,000     $71,952
        --------------------------------------------------------
        20               Total         $6,675,000     $71,952
        --------------------------------------------------------


See notes to financial statements.                                             7

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY FUND

    THE TWENTY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. In selecting investments for the Fund's portfolio, Jundt Associates employes a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                             Computer Hardware    2.4%

                    Computer Services/Software    2.7%

                                        Energy    1.2%

                           Healthcare Services    5.1%

                             Interactive Media    9.6%

                             Internet Services    0.8%

                           Internet Technology    7.6%

                         Medical Devices/Drugs   23.3%

                                 Miscellaneous    6.3%

                                   Restaurants    6.0%

                                        Retail    5.2%

             Telecommunications Infrastructure   10.9%

           Wireless/Telecommunication Services   16.3%

             Short-Term Securities/Liabilities
                     in excess of other assets    2.6%

PERFORMANCE DATA: AMERICAN EAGLE TWENTY FUND

--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

               AMERICAN                           LIPPER CAPITAL
             EAGLE TWENTY      RUSSELL 1000        APPRECIATION
               FUND(1)        GROWTH INDEX(2)      FUND INDEX(3)

12/31/00       $14,966            $7,756               $8,707


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2000)
       ------------------------------------------------------------------
      --------------------------------------------------------------------
                                                                 SINCE
                                                   1-YEAR     INCEPTION(4)
      --------------------------------------------------------------------
       AMERICAN EAGLE TWENTY FUND                   49.66%       49.16%
      --------------------------------------------------------------------
       RUSSELL 1000 GROWTH INDEX                   (22.42)      (22.14)
      --------------------------------------------------------------------
       LIPPER CAPITAL APPRECIATION FUND INDEX      (12.93)      (12.08)
      --------------------------------------------------------------------


(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for the index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                         Number of Shares               Cost   Market Value (a)
-------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (2.4%)
-------------------------------------------------------------------------------------------------------------
   Texas Instruments Incorporated                                 4,000        $   156,605        $   189,500
                                                                              -------------------------------
                                                                                   156,605            189,500
                                                                              -------------------------------
COMPUTER SERVICES/SOFTWARE (2.7% )
-------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                                     28,900            559,978            217,202
                                                                              -------------------------------
                                                                                   559,978            217,202
                                                                              -------------------------------
ENERGY (1.2%)
-------------------------------------------------------------------------------------------------------------
   Schlumberger Limited                                           1,200             94,940             95,925
                                                                              -------------------------------
                                                                                    94,940             95,925
                                                                              -------------------------------
HEALTHCARE SERVICES (5.1%)
-------------------------------------------------------------------------------------------------------------
   Immunex Corporation (b)                                        9,900            384,244            402,187
                                                                              -------------------------------
                                                                                   384,244            402,187
                                                                              -------------------------------
INTERACTIVE MEDIA (9.6%)
-------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)              9,000            333,252            204,750
   General Motors Corporation - Class H (b)                      24,400            586,898            561,200
                                                                              -------------------------------
                                                                                   920,150            765,950
                                                                              -------------------------------
INTERNET SERVICES (0.8%)
-------------------------------------------------------------------------------------------------------------
   Korea Thrunet Co., Ltd. - Class A (b)                         28,300            584,351             67,213
                                                                              -------------------------------
                                                                                   584,351             67,213
                                                                              -------------------------------
INTERNET TECHNOLOGY (7.6%)
-------------------------------------------------------------------------------------------------------------
   America Online, Inc. (b)                                      10,200            594,461            354,960
   Intuit Inc. (b)                                                6,300            213,500            248,456
                                                                              -------------------------------
                                                                                   807,961            603,416
                                                                              -------------------------------
MEDICAL DEVICES/DRUGS (23.3%)
-------------------------------------------------------------------------------------------------------------
   Heartport, Inc. (b)(d)                                       155,500            692,212            242,969
   Pharmacia Corporation                                         14,200            524,147            866,200
   Sepracor Inc. (b)                                              6,500            419,566            520,813
   Vascular Solutions, Inc. (b)                                  30,000            360,000            221,250
                                                                              -------------------------------
                                                                                 1,995,925          1,851,232
                                                                              -------------------------------


10                                         See notes to schedule of investments.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                  Number of Shares               Cost   Market Value (a)
----------------------------------------------------------------------------------------------------------
MISCELLANEOUS (6.3%)
----------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)                            5,300        $   217,946        $   211,669
   Eden Bioscience Corporation (b)                             9,600            285,600            287,400
                                                                           -------------------------------
                                                                                503,546            499,069
                                                                           -------------------------------
RESTAURANTS (6.0%)
----------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                                  10,700            318,384            473,475
                                                                           -------------------------------
                                                                                318,384            473,475
                                                                           -------------------------------
RETAIL (5.2%)
----------------------------------------------------------------------------------------------------------
   RadioShack Corporation                                      9,700            509,384            415,281
                                                                           -------------------------------
                                                                                509,384            415,281
                                                                           -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (10.9%)
----------------------------------------------------------------------------------------------------------
   At Home Corporation - Series A (b)                         23,400            483,912            129,431
   AT&T Wireless Group (b)                                    16,700            309,431            289,119
   Corning Incorporated                                        3,400            215,833            179,562
   Crown Castle International Corporation (b)                 10,000            295,763            270,625
                                                                           -------------------------------
                                                                              1,304,939            868,737
                                                                           -------------------------------
WIRELESS/TELECOMMUNICATIONS SERVICES (16.3%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)                 25,000            363,775            567,187
   Gemstar-TV Guide International, Inc. (b)                    9,200            406,310            424,350
   VoiceStream Wireless Corporation (b)                        3,000            387,704            301,875
                                                                           -------------------------------
                                                                              1,157,789          1,293,412
                                                                           -------------------------------
TOTAL COMMON STOCKS (97.4%)                                                   9,298,196          7,742,599
                                                                           ===============================


See notes to schedule of investments.                                         11

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                          Principal Amount           Cost   Market Value (a)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (14.9%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A.
   4.25% acquired on 12/29/00 and due 1/2/01
   with proceeds of $1,182,558 collateralized by $202,425
   FHLMC, 8.281%, due 9/1/24, value including accrued
   interest, $203,721 and by $979,575 GNMA, 6.50%,
   due 8/15/11, value including accrued interest, $984,580.  $ 1,182,000    $ 1,182,000        $ 1,182,000
                                                                           -------------------------------

TOTAL SHORT-TERM SECURITIES (14.9%)                                           1,182,000          1,182,000
                                                                           ===============================
   Total investment in securities (112.3%)                                  $10,480,196(c)       8,924,599
                                                                           ============
   Liabilities in excess of other assets (-12.3%)                                                 (973,286)
                                                                                               -----------

NET ASSETS (100.0%)                                                                            $ 7,951,313
                                                                                               ===========

 Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2000, was $10,610,853. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        -----------------------------------------------------------
        Gross unrealized appreciation                  $    908,424
        Gross unrealized depreciation                    (2,594,678)
                                                       ------------
        Net unrealized depreciation                    $ (1,686,254)
        -----------------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Funds, Inc., as defined in the Investment
        Company Act of 1940 at or during the period ended
        December 31, 2000.

        The activity for investments in Common Stocks of Affiliates is as follows:

                    BEGINNING  PURCHASE  SALES   ENDING   DIVIDEND  NET REALIZED
     DESCRIPTION       COST      COST     COST    COST     INCOME   GAINS/LOSSES
     ---------------------------------------------------------------------------
     Heartport, Inc.    $0     $692,212    $0   $692,212     $0          $0
     ---------------------------------------------------------------------------
      Total             $0     $692,212    $0   $692,212     $0          $0
     ---------------------------------------------------------------------------


12                                            See notes to financial statements.

FINANCIAL STATEMENTS                                           December 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           American Eagle      American Eagle
                                                                        Capital Appreciation       Twenty
                                                                                Fund                Fund
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value
    (identified cost: $15,022,520 and $9,787,984 respectively)              $ 12,791,236         $  8,681,630
   Investment in securities of affiliated issuers, at market value
    (identified cost: $0 and $692,212 respectively)                                   --              242,969
   Cash                                                                          951,421                4,334
   Receivable for securities sold                                                635,703              364,133
   Receivable for capital shares sold                                             41,000               40,000
   Receivable from brokers for proceeds on securities sold short                 468,773                   --
   Receivable for futures contract                                                71,952                   --
   Dividends and interest receivable                                               1,151                  952
   Prepaid expenses and other assets                                              19,208               18,757
                                                                        -------------------------------------
    Total Assets                                                              14,980,444            9,352,775
                                                                        -------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds - $783,386
    and $0, respectively)                                                        775,975                   --
   Payable for securities purchased                                                   --              217,946
   Payable for capital shares redeemed                                         1,100,000            1,128,597
   Payable to Adviser                                                             15,124               10,025
   Interest payable                                                                  956                2,235
   Accrued expenses and other liabilities                                         44,120               42,659
                                                                        -------------------------------------
    Total Liabilities                                                          1,936,175            1,401,462
                                                                        -------------------------------------
   Net assets applicable to outstanding capital stock                       $ 13,044,269         $  7,951,313
                                                                        =====================================
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share - authorized 10 billion
    shares; outstanding: 1,332,108 and 849,958 shares, respectively)        $ 14,103,834         $  8,876,320
   Accumulated net realized gain on investments                                1,092,356              630,590
   Net unrealized appreciation (depreciation) on:
     Investments                                                              (2,231,284)          (1,555,597)
     Short sale positions                                                          7,411                   --
     Futures contracts                                                            71,952                   --
                                                                        -------------------------------------
    Total, representing net assets applicable to oustanding
      capital stock                                                         $ 13,044,269         $  7,951,313
                                                                        =====================================
   Net Asset Value, Redemption Price and Offering Price Per Share           $       9.79         $       9.35
                                                                        =====================================


--------------------------------------------------------------------------------
See notes to the financial statements.                                        13

FINANCIAL STATEMENTS (continued)            For the year ended December 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                         American Eagle      American Eagle
                                                                      Capital Appreciation       Twenty
                                                                              Fund                Fund
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
   Interest                                                               $    110,953         $     51,709
   Dividends (net of foreign taxes withheld of $165 and $297,
    respectively)                                                               10,833                9,794
                                                                      -------------------------------------
                                                                               121,786               61,503
                                                                      -------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
   Investment adviser fee                                                      148,353              110,714
   Registration fee                                                             22,898               22,866
   Administration fee                                                           19,956               19,948
   Fund accounting fee                                                          28,062               22,984
   Audit fees                                                                   18,422               18,422
   Legal fees                                                                   18,352               17,946
   Transfer agent fees and expenses                                             20,160               18,738
   Custodian fee                                                                11,716                9,034
   Reports to shareholders                                                       4,022                3,022
   Directors' fees                                                               2,434                1,964
   Other                                                                         3,780                3,530
                                                                      -------------------------------------
    Total expenses before interest expense                                     298,155              249,168
   Interest Expense                                                              2,184                3,489
                                                                      -------------------------------------
    Total expenses after interest expense                                      300,339              252,657
                                                                      -------------------------------------
   Net investment loss                                                    $   (178,553)        $   (191,154)
                                                                      -------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
   Net realized gain on:
    Long transactions                                                        4,403,856            2,332,266
    Short sale transactions                                                    299,649               98,948
    Futures contracts closed                                                 3,295,156            1,997,080
                                                                      -------------------------------------
    Net realized gain                                                        7,998,661            4,428,294
                                                                      -------------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including $0 and $449,243, respectively, of unrealized depreciation due to investments in Common Stock
      of Affiliates)                                                        (2,231,284)          (1,555,597)
    Short sale transactions                                                      7,411                   --
    Futures contracts                                                           71,952                   --
                                                                      -------------------------------------
    Net unrealized loss                                                     (2,151,921)          (1,555,597)
                                                                      -------------------------------------
   Net realized and unrealized gain on investments                           5,846,740            2,872,697
                                                                      -------------------------------------
   Net increase in net assets resulting from operations                   $  5,668,187         $  2,681,543
                                                                      =====================================


--------------------------------------------------------------------------------
14                                        See notes to the financial statements.

FINANCIAL STATEMENTS (continued)                               December 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          American Eagle Capital Appreciation Fund
                                                                          ----------------------------------------
                                                                            For the Year Ended   For the Period
                                                                                 12/31/00      12/30/99*-12/31/99
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
   Net investment loss                                                          $   (178,553)        $        (14)
   Net realized gain on investments, futures transactions and short sale
    transactions                                                                   7,998,661                   --
   Net change in unrealized appreciation (depreciation) on investments,
    futures transactions and short sale transactions                              (2,151,921)                  --
                                                                          ---------------------------------------
   Net increase (decrease) in net assets resulting from operations                 5,668,187                  (14)
                                                                          ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
   From net realized gains                                                        (6,727,752)                  --
                                                                          ---------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                   8,922,193                   --
   Distributions reinvested                                                        6,676,382                   --
   Cost of shares redeemed                                                        (1,569,227)                  --
                                                                          ---------------------------------------
   Net increase in net assets resulting from capital share transactions           14,029,348                   --
                                                                          ---------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                        12,969,783                  (14)
   Net assets at beginning of period                                                  74,486               74,500
                                                                          ---------------------------------------
   Net assets at end of period (including undistributed net investment
    income of $0 and $0, respectively)                                          $ 13,044,269         $     74,486
                                                                          =======================================
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
   Shares sold                                                                       788,618                   --
   Shares issued for dividends reinvested                                            673,022                   --
   Shares redeemed                                                                  (136,982)                  --
                                                                          ---------------------------------------
   Net increase in shares outstanding                                              1,324,658                   --
                                                                          =======================================

*Commencement of operations


--------------------------------------------------------------------------------
See notes to the financial statements.                                        15

FINANCIAL STATEMENTS (concluded)                               December 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 American Eagle Twenty Fund
                                                                            -------------------------------------
                                                                            For the Year Ended   For the Period
                                                                                 12/31/00      12/30/99*-12/31/99
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
   Net investment loss                                                          $   (191,154)        $        (14)
   Net realized gain on investments, futures transactions and short sale
    transactions                                                                   4,428,294                   --
   Net change in unrealized appreciation (depreciation) on investments,
    futures transactions and short sale transactions                              (1,555,597)                  --
                                                                               ----------------------------------
   Net increase (decrease) in net assets resulting from operations                 2,681,543                  (14)
                                                                               ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
   From net realized gains                                                        (3,606,550)                  --
                                                                               ----------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                   6,596,450                   --
   Distributions reinvested                                                        3,581,865                   --
   Cost of shares redeemed                                                        (1,376,481)                  --
                                                                               ----------------------------------
   Net increase in net assets resulting from capital share transactions            8,801,834                   --
                                                                               ----------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                         7,876,827                  (14)
   Net assets at beginning of period                                                  74,486               74,500
                                                                               ----------------------------------
   Net assets at end of period (including undistributed net investment
    income of $0 and $0, respectively)                                          $  7,951,313         $     74,486
                                                                               ==================================
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
   Shares sold                                                                       618,840                   --
   Shares issued for dividends reinvested                                            359,986                   --
   Shares redeemed                                                                  (136,318)                  --
                                                                               ----------------------------------
   Net increase in shares outstanding                                                842,508                   --
                                                                               ==================================

*Commencement of operations


--------------------------------------------------------------------------------
16                                        See notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund") and American Eagle Twenty Fund ("Twenty Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Funds commenced operations on December 30, 1999. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

As of December 31, 2000, principals of Jundt Associates, Inc. and their related investment accounts owned approximately 57% and 72% of the outstanding shares of Capital Appreciation Fund and Twenty Fund, respectively.

The investment objectives of the Funds are as follows:

* Capital Appreciation Fund's objective is capital appreciation. The Fund intends to maintain a core portfolio of long positions in 30 to 50 of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

* Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of long positions in approximately, but not less than, 20 stocks of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:


ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over the period of benefit.


INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.


INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.


FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made. Capital Appreciation Fund -- Accumulated net investment loss has been decreased by $178,553, resulting in a reclassification adjustment to decrease accumulated net realized gain by $178,553; Twenty Fund -- accumulated net investment loss has been decreased by $191,154, resulting in a reclassification adjustment to decrease accumulated net realized gain by $191,154.


REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. Government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.


DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.


OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to attempt to generate additional investment returns.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2000
--------------------------------------------------------------------------------

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.


FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at December 31, 2000, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.


DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.


EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to both Funds are allocated between the Funds on a pro rata basis.


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the year ended December 31, 2000, for the Capital Appreciation Fund and the Twenty Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities are summarized below. There were no purchases or sales of long-term U.S. government securities.

                                                     Cost of         Proceeds
                                                    Purchases       from Sales
-------------------------------------------------------------------------------
Capital Appreciation Fund
   Long-term investment
    transactions                                   $54,801,689      $47,433,025
   Short sale transactions                         $ 9,885,088      $10,968,123
Twenty Fund
   Long-term investment
    transactions                                   $27,595,500      $20,629,570
   Short sale transactions                         $ 2,424,791      $ 2,523,739
-------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AGREEMENT AND OTHER EXPENSES

Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2000
--------------------------------------------------------------------------------

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment advisory fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; administration fees; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

For the year ended December 31, 2000, legal fees of $18,352 for Capital Appreciation Fund and $17,946 for Twenty Fund were incurred with a law firm of which the secretary of the Funds is a partner.

Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Investment Adviser. American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser.

5. BANK BORROWING

The Capital Appreciation Fund and Twenty Fund entered into a joint Line of Credit Agreement with Firstar Bank, N.A., for an amount not to exceed jointly the lesser of $2,000,000 or 30% of the Fund's assets. For the year ended December 31, 2000, the Capital Appreciation Fund's average daily balance of loans outstanding was $22,658 at a weighted average interest rate of 9.48%. The maximum amount of loans outstanding at any time during the period was $940,000 or 5.81% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. The Twenty Fund's average daily balance of loans outstanding was $38,557 at a weighted average interest rate of 9.50%. The maximum amount of loans outstanding at any time during the period was $1,250,000 or 11.33% of total assets. The loans were collateralized by certain Twenty Fund investments. As of December 31, 2000, there were no loan balances outstanding for either the Capital Appreciation Fund or Twenty Fund.

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                          American Eagle Capital Appreciation Fund
                                                         -----------------------------------------
                                                          For the Year Ended     For the Period
                                                               12/31/00       12/30/99* - 12/31/99
--------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                          $   10.00              $   10.00
                                                         -----------------------------------------
OPERATIONS
 Net investment loss                                              (0.25)                    --
 Net realized and unrealized gains on investments                  8.83                     --
                                                         -----------------------------------------
 Total from operations                                             8.58                     --
                                                         -----------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                             (8.79)                    --
                                                         -----------------------------------------
NET ASSET VALUE
 End of period                                                $    9.79              $   10.00
                                                         =========================================
Total return(1)                                                   84.67%                  0.00%
Net assets at end of period (000s omitted)                    $  13,044              $      74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                                      2.61%                  6.96%(2)
 Gross expenses                                                    2.61%                168.87%(3)
 Gross expenses including interest expense                         2.63%                   N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                 (1.54%)                (6.96%)(2)
 Excluding interest expense, before reimbursement                 (1.54%)              (168.87%)(3)
 Including interest expense, before reimbursement                 (1.56%)                  N/A

Portfolio turnover rate                                             557%                     0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
 * Commencement of operations

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                               American Eagle Twenty Fund
                                                        ------------------------------------------
                                                         For the Year Ended      For the Period
                                                              12/31/00        12/30/99* - 12/31/99
--------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                          $   10.00              $   10.00
                                                         -----------------------------------------
OPERATIONS
 Net investment loss                                              (0.33)                    --
 Net realized and unrealized gains on investments                  5.64                     --
                                                         -----------------------------------------
 Total from operations                                             5.31                     --
                                                         -----------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                             (5.96)                    --
                                                         -----------------------------------------
NET ASSET VALUE
 End of period                                                $    9.35              $   10.00
                                                         =========================================
Total return(1)                                                   49.66%                  0.00%
Net assets at end of period (000s omitted)                    $   7,951              $      74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses                                                      2.93%                  6.96%(2)
 Gross expenses                                                    2.93%                168.87%(3)
 Gross expenses including interest expense                         2.97%                   N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                 (2.20%)                (6.96%)(2)
 Excluding interest expense, before reimbursement                 (2.20%)              (168.87%)(3)
 Including interest expense, before reimbursement                 (2.24%)                  N/A
Portfolio turnover rate                                             297%                     0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
 * Commencement of operations

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
American Eagle Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of American Eagle Capital Appreciation Fund and American Eagle Twenty Fund (funds within American Eagle Funds, Inc.) as of December 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for the year ended December 31, 2000 and the period from December 30, 1999 (commencement of operations) to December 31, 1999 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Eagle Capital Appreciation Fund and American Eagle Twenty Fund as of December 31, 2000, results of their operations, changes in their net assets and their financial highlights for each of the periods indicated in the paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, MN
February 9, 2001

SPECIAL MEETINGS OF SHAREHOLDERS (unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders was called for September 20, 2000, at which the shareholders of American Eagle Funds, Inc. voted on a number of proposals. A summary of the proposals and the results of the voting were as follows:

PROPOSAL 1: TO SET THE NUMBER OF DIRECTORS AT SEVEN AND TO ELECT EACH MEMBER OF THE BOARD OF DIRECTORS.

                              American Eagle
                                Funds, Inc.
--------------------------------------------
James R. Jundt
 Affirmative                   1,146,174.410
 Withhold                                 --

John E. Clute
 Affirmative                   1,146,174.410
 Withhold                                 --

Floyd Hall
 Affirmative                   1,146,174.410
 Withhold                                 --

Dr. Demetre M. Nicoloff
 Affirmative                   1,146,174.410
 Withhold                                 --

Darrell R. Wells
 Affirmative                   1,146,174.410
 Withhold                                 --

Clark Jernigan
 Affirmative                   1,146,174.410
 Withhold                                 --

Marcus Jundt
 Affirmative                   1,146,174.410
 Withhold                                 --

SPECIAL MEETINGS OF SHAREHOLDERS (concluded)
--------------------------------------------------------------------------------

PROPOSAL 2: TO APPROVE THE ELIMINATION OR MODIFICATION OF THE FOLLOWING INVESTMENT RESTRICTIONS:

                                                         American Eagle      American Eagle
                                                      Capital Appreciation       Twenty
                                                              Fund                Fund
-------------------------------------------------------------------------------------------
A.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      BORROWING
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

B.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      THE ISSUANCE OF SENIOR SECURITIES
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

C.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      CONCENTRATION IN A PARTICULAR INDUSTRY
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

D.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      INVESTMENTS IN REAL ESTATE
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

E.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      INVESTMENTS IN COMMODITIES
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
       Total                                               613,437.956          532,736.454

F.   MODIFY INVESTMENT RESTRICTIONS REGARDING
      LENDING
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

3.   TO APPROVE A NEW INVESTMENT ADVISORY
      AGREEMENT BETWEEN EACH FUND AND JUNDT
      ASSOCIATES, INC.
       Affirmative                                         613,437.956          532,736.454
       Against                                                      --                   --
       Abstain                                                      --                   --
                                                           -----------          -----------
        Total                                              613,437.956          532,736.454

4.   THERE WERE NO OTHER PROPOSALS VOTED ON AT
      SUCH MEETINGS.

FEDERAL TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 2000, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

Per share distributions are as follows:

                                              Record       Payable       Short-Term         Long-Term
                                               Date         Date       Capital Gains      Capital Gains
-------------------------------------------------------------------------------------------------------
AMERICAN EAGLE CAPITAL APPRECIATION FUND     12/21/00     12/29/00        $ 7.6557          $ 1.1367
AMERICAN EAGLE TWENTY FUND                   12/21/00     12/29/00        $ 5.2777          $ 0.6812

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                              Minneapolis, MN 55416


                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                              Minneapolis, MN 55416


                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202


                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402


                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402



FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.